Summary of Contractual Maturities of Available-for-sale and Held-to-maturity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Available-for-Sale Cost
Due within 1 year		[1]
Due after 1 year to 5 years		[1]
Due after 5 years		[1]
Equity securities	283,612	[1]
Total	283,612	[1]
Available-for-Sale Aggregate Fair Value
Due within 1 year
Due after 1 year to 5 years
Due after 5 years
Equity securities	745,631
Aggregate Fair Value	745,631		500,720
Held-to-Maturity Cost
Due within 1 year	105,900	[1]
Due after 1 year to 5 years	2,581	[1]
Due after 5 years		[1]
Held-to-maturity Securities, Total	108,481	[1]	49,663
Held-to-Maturity Aggregate Fair Value
Due within 1 year	105,975
Due after 1 year to 5 years	2,582
Due after 5 years
Held-to-maturity securities, Aggregate Fair Value	¥ 108,557		¥ 49,741

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.